Redeemable Convertible Preferred Stock - Additional Information (Detail) - USD ($)	1 Months Ended				9 Months Ended		12 Months Ended		36 Months Ended
	Apr. 30, 2019	Mar. 31, 2019	Aug. 31, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2011	Jul. 02, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
Temporary Equity [Line Items]
Payments of stock issuance costs					$ 2,409,000
Proceeds from issuance of convertible notes					$ 3,128,000	$ 9,000,000	$ 11,700,000	$ 4,250,000
Wellcome Trust Notes
Temporary Equity [Line Items]
Proceeds from issuance of convertible notes	$ 1,600,000,000
Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized					0
Redeemable convertible preferred stock, shares issued					0
Redeemable convertible preferred stock, shares outstanding					0					12,962,045
Series Seed Preferred Stock [Member]
Temporary Equity [Line Items]
Stock issuance price per share							$ 1.00
Series A Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized			3,126,700		0		3,126,700	0
Redeemable convertible preferred stock, shares issued			1,188,707
Stock issuance price per share			$ 13.46				$ 13.46
Proceeds from issuance of redeemable convertible preferred stock			$ 16,000,000
Payments of stock issuance costs			$ 100,000
Number of shares issued upon conversion of debt			1,937,993
Redeemable convertible preferred stock, shares outstanding					0	3,126,700	3,126,700	0			3,126,700
Series Seed Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized					0		4,412,500	4,412,500	4,412,500
Redeemable convertible preferred stock, shares issued									4,412,500
Stock issuance price per share									$ 0.0001
Redeemable convertible preferred stock, shares outstanding					0	4,412,500	4,412,500	4,412,500			4,412,500	4,412,500	4,412,500
Series B Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		5,422,845			0		0
Redeemable convertible preferred stock, shares issued		4,953,758
Stock issuance price per share		$ 15.14
Proceeds from issuance of redeemable convertible preferred stock		$ 75,000,000
Payments of stock issuance costs		$ 200,000
Number of shares issued upon conversion of debt	137,743			331,344
Redeemable convertible preferred stock, shares outstanding					0		0				5,422,845
Minimum | Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Gross proceeds from qualified initial public offering for automatic conversion of preferred stock							$ 50,000,000
Maximum | Series Seed Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Proceeds from issuance of redeemable convertible preferred stock									$ 100,000